Restructuring Charges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Total provision recognized		$ 8,796	$ 9,033
Closing provision	$ 116	537	$ 2,194
Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized		8,796
Utilized	(1,167)
Asset write-off		(5,629)
Closing provision	2,000	3,167
Onerous Lease | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized		3,167
Utilized	(1,167)
Closing provision	$ 2,000	3,167
Asset Impairment | Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Total provision recognized		5,629
Asset write-off		$ (5,629)